Income Taxes		12 Months Ended
	Jul. 02, 2025	Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 3. INCOME TAXES
The Company’s net deferred tax assets are as follows:

July 2, 2025
Deferred tax asset:
Organizational costs/startup expenses	$509

Total deferred tax asset	509
Valuation allowance	(509)

Deferred tax asset, net of allowance	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, if any, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.
As of July 2, 2025, the Company had no federal Net Operating Losses (“NOLs”).

NOTE 11. INCOME TAXES
The Company was a partnership for the period beginning on June 12, 2025 and ending June 30, 2025, and as such no income taxes or deferred taxes were recognized. Accordingly, comparative tables have not been included. As a result of the Business Combination, the Company is treated as a corporation for U.S. federal and state income tax purposes. Prior to the Business Combination, the Company was treated as a partnership for U.S. federal income tax purposes and therefore was not subject to U.S. federal and state income taxes.
The components of income (loss) before the provision for income taxes are as follows (in thousands):

For the Year Ended June 30, 2026
Domestic	$182,200
Foreign	306,817

Income (loss) before income taxes	$489,017

The provision for income taxes consists of the following expenses (benefits) (in thousands):

For the Year Ended June 30, 2026
Current:
Federal	$—
State and local	—
Foreign	—

Total current	—
Deferred:
Federal	183,283
State and local	192
Foreign	—

Total deferred	183,475

Total provision for (benefit from) income taxes	$183,475

The effective income tax rate for the year ended June 30, 2026 differs from the statutory federal income tax rate as follows (in thousands):

	For the Year Ended June 30, 2026
	Amount	Rate
Income tax expense at U.S. federal statutory rate	$102,693	21.0%
State and local income tax, net of federal income tax effect*	133	0.0%
Foreign tax effects
Cayman — foreign rate differential	(64,432)	(13.2%)
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws
Unremitted foreign earnings (ASC 740-30 / APB 23 liability)	63,710	13.0%
Subpart F income	722	0.2%
Tax credits	—	0.0%
Changes in valuation allowances	(2,437)	(0.5%)
Nontaxable or nondeductible items
Non-deductible loss on commitment	35,569	7.3%
Non-deductible IP research and development write-off	7,487	1.5%
Non-deductible equity issuance costs	2,970	0.6%
Non-deductible meals and entertainment	3	0.0%
Change in tax status	37,007	7.6%
Changes in unrecognized tax benefits	—	0.0%
Other, net	50	0.0%

Total provision for (benefit from) income taxes / effective tax rate	$183,475	37.5%

*	State taxes in New York made up the majority (greater than 50 percent) of the tax effect in this category.

The Company recorded $183.5 million of income tax expense for the year ended June 30, 2026. The effective tax rate differs from the statutory tax rate of 21% for the year ended June 30, 2026, primarily due to non-deductible
transaction-related items associated with executing the BCA, the Company’s change in tax status from a partnership to a corporation as a result of the Business Combination, and the associated HYPE contribution. The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and liabilities consisted of the following (in thousands):

For the Year Ended June 30, 2026
Deferred tax assets:
Net operating loss carryforwards — federal	$24,588
Net operating loss carryforwards — state	7
Net operating loss carryforwards — foreign	2,112
Capitalized research and development costs (Section 174)	2,391
Section 163(j) interest expense carryforward	572
Stock-based compensation	188
Accrued compensation	221
Tax credit carryforwards	3,008
Other	—

Total gross deferred tax assets	33,087
Less: valuation allowance	(30,287)

Total deferred tax assets, net of valuation allowance	2,800
Deferred tax liabilities:
Digital assets — HYPE token	(122,482)
Undistributed earnings in foreign subsidiary	(63,792)
Property and equipment — depreciation	(1)
Other	—

Total deferred tax liabilities	(186,275)

Net deferred tax asset (liability)	$(183,475)

The Company initially recognized a deferred tax liability and a corresponding deferred tax expense of $37.0 million in connection with the receipt of HYPE from certain investors at the Closing and the change in tax status from a partnership to a corporation as a result of the Business Combination. Subsequently, the Company recognized additional deferred tax expense and deferred tax liability as a result of the net appreciation of the HYPE tokens above the cumulative cost basis of both the HYPE tokens received at Closing and any subsequent purchases. As of June 30, 2026, the Company’s deferred tax liability and corresponding provision for income taxes for the year ended June 30, 2026 was $183.5 million, primarily related to the difference between the fair value of the HYPE tokens and their tax basis.
As of June 30, 2026, the Company has provided for U.S. Income taxes on unremitted earnings of its Cayman subsidiary that are not deemed permanently reinvested and subject to future taxation under the Subpart F regime. The cumulative undistributed earnings of this subsidiary was $303.4 million, with a federal deferred tax liability recorded of $63.7 million.
As of June 30, 2026, the Company had $117.1 million, $26.7 million and $15.1 million of federal, state and foreign net operating losses, respectively. The federal net operating losses will begin to expire in 2031, the state net operating losses will begin to expire in 2039 and the foreign net operating losses begin to expire in 2027.
As of June 30, 2026, the Company has federal and state research and development tax credit carryforwards of $2.8 million available to reduce future tax liabilities which will begin to expire in 2035 and 2032, respectively.
Due to the change in ownership provisions of the Internal Revenue Code, the availability of the Company’s net operating loss carryforwards may be subject to annual limitations, against taxable income in future periods, which could substantially limit the eventual utilization of such carryforwards. The Company has not yet completed a Section 382 analysis as of the reporting date to determine possible limitations, however any impact of such limitations would not have a material impact to the financial statements due to the valuation allowance maintained.
Realization of the deferred tax assets related to the Company’s net operating loss and tax credit carryforwards are contingent on future taxable income and based upon uncertainty of the both the timing and ability to realize taxable income as well as the statutory limitations provided in the Internal Revenue Code, management has concluded that the deferred tax assets related to the Company’s net operating loss and tax credit carryforwards do not meet the more-likely-than-not
threshold for realizability. Accordingly, a full valuation allowance continues to be recorded against these deferred tax assets as of June 30, 2026.

Activity in the valuation allowance was as follows (in thousands):

For the Year Ended June 30, 2026
Balance at beginning of year	$—
Amounts recorded through the opening balance sheet / business combination	(32,724)
Adjustments to the beginning balance	—
Net change recorded in the provision for income taxes	2,437

Balance at end of year	$(30,287)

There were no cash payments for income taxes made during the year ended June 30, 2026.